Other Payables and Accruals (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts Payable and Accrued Liabilities [Line Items]
Staff cost related payables	¥ 4,245,967	$ 617,550	¥ 7,461,738
Professional services	6,879,775	1,000,622	7,250,470
Utility Fee	1,547,898	225,132	2,013,127
Product development services	892,216	129,767	849,446
Funds raised for CrossFire New Mobile Game (see below)	57,499,910	8,363,015	57,499,910
Others	10,225,540	1,487,244	8,625,360
Accrued expense and other current liabilities	¥ 81,291,306	$ 11,823,330	¥ 83,700,051